Note 5 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 16	$ 237	$ (111)	$ 622
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period			2,513
Recoveries	0	0	0	0
Balance at end of period	2,402	2,526	2,402	2,526
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,945
Net remeasurement of loss allowance	142	130	107	184
Recoveries	0	0	0	0
Balance at end of period	2,093	2,403	2,093	2,403
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period			568
Net remeasurement of loss allowance	0	(86)	0	(102)
Recoveries	0	0	0	0
Balance at end of period	309	123	309	123
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period			0
Net remeasurement of loss allowance	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Point of sale loans and leases [member]
Statement Line Items [Line Items]
Balance at beginning of period	65	583	100	545
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	142	44	107	82
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	142	44	107	82
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	207	627	207	627
Loans [member] | Point of sale loans and leases [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	65	583	100	545
Transfer in (out) to Stage 1	0	32	0	70
Transfer in (out) to Stage 2	0	(118)	0	(172)
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	142	44	107	82
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	207	627	207	627
Loans [member] | Point of sale loans and leases [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	(32)	0	(70)
Transfer in (out) to Stage 2	0	118	0	172
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Point of sale loans and leases [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Balance at beginning of period	2,106	1,591	2,222	1,287
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(141)	139	(217)	371
Loan originations	11	63	77	149
Derecognitions and maturities	(34)	(26)	(140)	(40)
Provision for (recovery of) credit losses	(164)	176	(280)	480
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1,942	1,767	1,942	1,767
Loans [member] | Commercial real estate mortgages [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,656	1,517	1,699	1,150
Transfer in (out) to Stage 1	110	17	232	79
Transfer in (out) to Stage 2	(53)	(88)	(162)	(118)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(73)	159	(106)	422
Loan originations	11	63	77	149
Derecognitions and maturities	(8)	(21)	(97)	(35)
Provision for (recovery of) credit losses	(13)	130	(56)	497
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	1,643	1,647	1,643	1,647
Loans [member] | Commercial real estate mortgages [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	450	74	523	137
Transfer in (out) to Stage 1	(110)	(17)	(232)	(79)
Transfer in (out) to Stage 2	53	88	162	118
Transfer in (out) to Stage 3	0	(13)	0	(13)
Net remeasurement of loss allowance	(68)	(7)	(111)	(38)
Loan originations	0	0	0	0
Derecognitions and maturities	(26)	(5)	(43)	(5)
Provision for (recovery of) credit losses	(151)	46	(224)	(17)
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	299	120	299	120
Loans [member] | Commercial real estate mortgages [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	13	0	13
Net remeasurement of loss allowance	0	(13)	0	(13)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	55	57	42	54
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	3	2	5	5
Loan originations	0	0	11	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	3	2	16	5
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	58	59	58	59
Loans [member] | Commercial real estate loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	55	57	42	54
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	3	2	5	5
Loan originations	0	0	11	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	3	2	16	5
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	58	59	58	59
Loans [member] | Commercial real estate loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Commercial real estate loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveries	0	0	0	0
Balance at end of period	0	0	0	0
Loans [member] | Public sector and other financing [member]
Statement Line Items [Line Items]
Balance at beginning of period	160	58	149	18
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	22	(1)	33	12
Loan originations	13	16	13	43
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	35	15	46	55
Write-offs	0	0	0	0
Balance at end of period	195	73	195	73
Loans [member] | Public sector and other financing [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	134	55	104	17
Transfer in (out) to Stage 1	0	0	18	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	38	(1)	50	10
Loan originations	13	16	13	43
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	51	15	81	53
Write-offs	0	0	0	0
Balance at end of period	185	70	185	70
Loans [member] | Public sector and other financing [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	26	3	45	1
Transfer in (out) to Stage 1	0	0	(18)	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(16)	0	(17)	2
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	(16)	0	(35)	2
Write-offs	0	0	0	0
Balance at end of period	10	3	10	3
Loans [member] | Public sector and other financing [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0	0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Balance at end of period	$ 0	$ 0	$ 0	$ 0